Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (15,577)	$ (18,245)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	770	752
Non-cash financial expenses, net	14	198
Loss on extinguishment of debt		512
Share-based compensation expenses	1,462	2,875
Changes in assets and liabilities:
Pre-launch inventories	(253)
Prepaid expenses and other assets	238	416
Operating lease right-of-use-assets	545	435
Operating lease liabilities	(514)	(276)
Trade payables	(1,275)	163
Accrued expenses and other liabilities	917	459
Exchange rate differences gain on cash balances	(162)
Net cash used in operating activities	(13,835)	(12,711)
Cash flows from investing activities:
Investment in bank deposits	(1,000)	(12,000)
Proceeds from bank deposits	7,500
Purchase of property and equipment	(208)	(16)
Net cash provided by (used in) investing activities	6,292	(12,016)
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, warrants and pre-funded warrants, net	8,530	28,162
Payments due to long-term debt	(988)	(1,614)
Net cash provided by financing activities	7,542	26,548
Exchange rate differences on cash and cash equivalent balances	162
Increase in cash, cash equivalents and restricted deposits	161	1,821
Cash, cash equivalents and restricted deposits at the beginning of the period	6,595	15,809
Cash, cash equivalents and restricted deposits at the end of the period	6,770	17,630
Supplemental disclosures of cash flow information:
Cash and cash equivalents	6,563	17,448
Restricted deposits	207	182
Cash, cash equivalents and restricted deposits at the end of the period	$ 6,770	$ 17,630